Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

The following table presents goodwill as of the dates presented:

	December 31,
(dollars in thousands)	2013	2012
Balance at beginning of year	$175,733	$165,273
Additions	87	10,460

Balance at End of Year	$175,820	$175,733

Summary of Intangible Assets

The following table shows a summary of intangible assets as of the dates presented:

	December 31,
(dollars in thousands)	2013	2012
Gross carrying amount at beginning of year	$16,401	$15,070
Additions	—	1,331
Accumulated amortization	(12,642)	(11,051)

Balance at End of Year	$3,759	$5,350

Summary of Expected Amortization Expense for Finite-Lived Intangibles Assets

The following is a summary of the expected amortization expense for finite-lived intangibles assets, assuming no new additions, for each of the five years following December 31, 2013:

(dollars in thousands)	Amount
2014	$1,129
2015	883
2016	645
2017	500
2018	134

Total	$3,291